GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 6,708	$ 5,645	$ 3,912
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	1,966	1,737	1,812
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	950	182	400
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	175	730	83
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,609	734	570
China [Member]
Segment Reporting Information [Line Items]
Revenues	1,246	660	580
Japan [Member]
Segment Reporting Information [Line Items]
Revenues		100
Korea [Member]
Segment Reporting Information [Line Items]
Revenues		270	380
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	123	268
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 639	$ 964	$ 87